LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of limited partners equity [Abstract]
Summary of Composition of the Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2024	2023	2022
General partnership interest in a holding subsidiary held by Brookfield	$6	$5	$6
Incentive distribution	128	111	94
	134	116	100
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	277	265	250
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	64	61	58
External shareholders	192	180	162
Total BEPC exchangeable shares and class A.2 exchangeable shares	256	241	220
	$667	$622	$570
The composition of the distributions are presented in the following table:

(MILLIONS)	2024	2023
Brookfield Holders	$105	$97
External LP unitholders	301	286
	$406	$383